Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Equity
Note 13.- Equity

As of December 31, 2020, the share capital of the Company amounts to $10,667,087 represented by 106,670,866 ordinary shares completely subscribed and disbursed with a nominal value of $0.10 each, all in the same class and series. Each share grants one voting right.

Algonquin completed in 2018 the acquisition from Abengoa of its entire stake in Atlantica, 41.5% of the total shares of the Company, becoming the largest shareholder of the Company. On May 22, 2019, the Company issued an additional 1,384,402 ordinary shares, which were fully subscribed by Algonquin for a total amount of $30,000,000, increasing the stake of Algonquin to 42.3%. Additionally, Algonquin purchased 2,000,000 ordinary shares on May 31, 2019, increasing its stake in Atlantica to 44.2%.

On December 11, 2020 the Company closed an underwritten public offering of 5,069,200 ordinary shares, including 661,200 ordinary shares sold pursuant to the full exercise of the underwriters’ over-allotment option, at a price of $33 per new share. Gross proceeds were approximately $167 million. Given that the offering was issued through a subsidiary in Jersey, which became wholly owned by the Company at closing, and subsequently liquidated, premium on issuance was credited to a merger reserve account (Capital reserves), net of issuance costs, for $161 million. Additionally, Algonquin committed to purchase 4,020,860 ordinary shares in a private placement in order to maintain its previous equity ownership of 44.2% in the Company. The private placement closed on January 7, 2021. Gross proceeds were approximately $133 million.

Atlantica´s reserves as of December 31, 2020 are made up of share premium account and capital reserves. The share premium account reduction by $1,000,000 thousand during the year 2019, increasing capital reserves by the same amount, was made effective upon confirmation received from the High Court in the UK, pursuant to the Companies Act 2006.

Other reserves primarily include the change in fair value of cash flow hedges and its tax effect.

Accumulated currency translation differences primarily include the result of translating the financial statements of subsidiaries prepared in a foreign currency into the presentation currency of the Company, the U.S. dollar.

Accumulated deficit primarily includes results attributable to Atlantica.

Non-controlling interests fully relate to interests held by JGC in Solacor 1 and Solacor 2, by Idae in Seville PV, by Itochu Corporation in Solaben 2 and Solaben 3, by Algerian Energy Company, SPA and Sacyr Agua S.L. in Skikda , by Industrial Development Corporation of South Africa (IDC) and Kaxu Community Trust in Kaxu, by Algonquin Power Co. in AYES Canada, by Algerian Energy Company, SPA in Tenes and by our partners in the Chilean renewable energy platform in Chile PV I.

Additional information of subsidiaries including material non-controlling interests as of December 31, 2020 and 2019, are disclosed in Appendix IV.

Dividends declared during the year 2020 by the Board of Directors of the Company were:

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On February 26, 2020, the Board of Directors declared a dividend of $0.41 per share corresponding to the fourth quarter of 2019. The dividend was paid on March 23, 2020 for a total amount of $41.7 million

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On May 6, 2020, the Board of Directors of the Company approved a dividend of $0.41 per share corresponding to the first quarter of 2020. The dividend was paid on June 15, 2020 for a total amount of $41.7 million.

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On July 31, 2020, the Board of Directors of the Company approved a dividend of $0.42 per share corresponding to the second quarter of 2020. The dividend was paid on September 15, 2020 for a total amount of $42.7 million.

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On November 4, 2020, the Board of Directors declared a dividend of $0.42 per share corresponding to the third quarter of 2020. The dividend was paid on December 15, 2020 for a total amount of $42.7 million.

In addition, the Company declared dividends to non-controlling interests, primarily to Algonquin Power Co. for $14.7 million in 2020 ($25.6 million in 2019) and Algerian Energy Company, SPA for $5.6 million in 2020 ($4.1 million in 2019).

As of December 31, 2020, there was no treasury stock and there have been no transactions with treasury stock during the period then ended.